LEASE LIABILITIES	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
LEASE LIABILITIES

11. LEASE LIABILITIES

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 7.5% to 13.25%. Extension options are included in a majority of the leases with options that are only exercisable by the Company and not the other party.

As at	Total
Balance at December 31, 2022	$378,643
Interest expense	96,423
Additions	734,903
Lease payments	(423,410)
Foreign exchange translation	3,464
Balance at December 31, 2023	790,023
Interest expense	20,323
Lease payments	(101,440)
Foreign exchange translation	(1,064)
Balance at March 31, 2024	$707,842

Which consists of:

	March 31, 2024	December 31, 2023
Current lease liability	$316,931	$362,001
Non-current lease liability	390,911	428,022
Ending balance	$707,842	$790,023

Maturity analysis	Total
Less than one year	$372,356
One to three years	334,746
Four to five years	114,937
Total undiscounted lease liabilities	822,039
Amount representing interest	(114,197)
$707,842

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three Months Ended March 31, 2024

Expressed in Canadian Dollars (unaudited)